Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Sep. 24, 2021	Jan. 31, 2020	Jan. 20, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class Of Warrant Or Right [Line Items]
Shares of common stock per warrant		250,000
Warrant exercise price		$ 11.3243
Expiration date		Jan. 31, 2030
Contractual term		10 years			6 years 29 days	6 years 21 days
Risk-free interest rate		3.05%			1.19%	0.51%
Volatility rate		85.00%			66.56%	64.98%
Dividend yield		0.00%			0.00%
Change in fair value of warrant liability				$ (6,414)	$ 4,927
Redemption of Warrants When Price Per Share Equals or Exceeds $18.00 Per Share
Class Of Warrant Or Right [Line Items]
Redemption of warrants price per share				$ 18.00	$ 18.00
Warrants price per share				$ 0.01	$ 0.01
Minimum period for written notice of redemption				30 days	30 days
Consecutive trading days				20 days	20 days
Consecutive trading days after commencement				30 days	30 days
Trading days, description				• if, and only if, the last reported sale price of the shares of the Company's Common Stock for any 20 trading days within a 30-trading day period commencing after the Warrants become exercisable and ending three business days before the Company sends the notice of redemption to the Warrant holders (which is referred to as the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).	if, and only if, the last reported sale price of the shares of our Common Stock for any 20 trading days within a 30-trading day period commencing after the Warrants become exercisable and ending three business days before we send the notice of redemption to the Warrant holders (which we refer to as the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).
Redemption of warrants description				• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each Warrant holder; and	• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each Warrant holder; and
Redemption of Warrants When Price Per Share Equals or Exceeds $18.00 Per Share | Minimum
Class Of Warrant Or Right [Line Items]
Warrants reference value per share				$ 18.00	$ 18.00
Redemption of Warrants When Price Per Share Equals or Exceeds $10.00 Per Share
Class Of Warrant Or Right [Line Items]
Redemption of warrants price per share				10.00	$ 10.00
Warrants price per share				$ 0.10
Minimum period for written notice of redemption				30 days	30 days
Redemption of warrants description				at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of the Company's Common Stock	at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of our Common Stock
Redemption of Warrants When Price Per Share Equals or Exceeds $10.00 Per Share | Minimum
Class Of Warrant Or Right [Line Items]
Warrants reference value per share				$ 10.00	$ 10.00
Redemption of Warrants When Price Per Share Equals or Exceeds $10.00 Per Share | Maximum
Class Of Warrant Or Right [Line Items]
Warrants reference value per share				$ 18.00	$ 18.00
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Contractual term	3 months 25 days				21 days
Risk-free interest rate	1.00%				1.22%
Volatility rate	18.90%				30.30%
Dividend yield	0.00%				0.00%
Change in fair value of warrant liability					$ 4,900
Common Stock
Class Of Warrant Or Right [Line Items]
Shares of common stock per warrant				1	1
Warrant exercise price				$ 11.50	$ 11.50
Expiration date				Sep. 24, 2026	Sep. 24, 2026
Warrant expiration term				5 years	5 years
IPO
Class Of Warrant Or Right [Line Items]
Issuance of shares (in Shares)			27,600,000
Sale of warrants (in Shares)			7,270,000